Interim Condensed Consolidated Statement of Financial Position $ in Thousands	Jun. 30, 2022 USD ($)
Non-current assets
Property and equipment	$ 627
Intangible assets	15,553
Investments in equity accounted associates	22,051
Goodwill	48,900
Long-term deferred platform commission fees	105,440
Right-of-use assets	1,622
Other non-current assets	6,161
Loans receivable - non-current	14,450
Total non-current assets	214,804
Current assets
Assets included in disposal group classified as held for sale	13,776
Indemnification asset	3,267
Trade and other receivables	46,229
Loans receivable	356
Cash and cash equivalents	91,378
Prepaid tax	3,444
Total current assets	158,450
Total assets	373,254
Equity
Other reserves	169,517
Accumulated deficit	(274,434)
Equity attributable to equity holders of the Company	(104,917)
Non-controlling interest	(281)
Total equity	(105,198)
Non-current liabilities
Lease liabilities - non-current	417
Long-term deferred revenue	110,981
Share warrant obligations	17,265
Put option liabilities	13,886
Other non-current liabilities	9,071
Total non-current liabilities	151,620
Current liabilities
Liabilities included in disposal group classified as held for sale	3,589
Lease liabilities - current	886
Trade and other payables	18,989
Provisions for non-income tax risks	1,381
Tax liability	3,661
Deferred revenue	298,326
Total current liabilities	326,832
Total liabilities	478,452
Total liabilities and shareholders' equity	$ 373,254